Other notes to the accounts (Tables)	12 Months Ended
Dec. 31, 2024
Other notes to the accounts
Schedule of remuneration to Executive Officers (including Executive Directors and Non-Executive Directors)

	2024	2023	2022
	$ million	$ million	$ million
Short-term employee benefits	22	21	17
Share-based payments expense	10	9	10
Pension and post-employment benefit entitlements	1	1	2
	33	31	29